Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 1.2%
American Assets Trust, Inc.	408,516	10,690,864
Empire State Realty Trust, Inc., Class A	1,275,361	8,455,643
PS Business Parks, Inc.	169,599	22,665,210
Washington Real Estate Investment Trust	682,717	14,971,984
		56,783,701

Health Care REITs 9.7%
Diversified Healthcare Trust	2,139,541	7,659,557
Healthcare Realty Trust, Inc.	1,131,838	34,747,426
Healthpeak Properties, Inc.	4,198,781	103,457,964
LTC Properties, Inc.	347,095	12,776,567
Universal Health Realty Income Trust	111,619	10,424,098
Ventas, Inc.	3,157,403	110,351,235
Welltower, Inc.	3,441,807	174,396,361
		453,813,208

Hotel & Resort REITs 4.6%
Apple Hospitality REIT, Inc.	1,782,215	18,196,415
Ashford Hospitality Trust, Inc.	721,252	497,664
Chatham Lodging Trust	399,786	2,698,556
CorePoint Lodging, Inc.	329,470	1,304,701
DiamondRock Hospitality Co.	1,709,563	10,240,282
Hersha Hospitality Trust	305,764	1,541,051
Host Hotels & Resorts, Inc.	6,098,056	72,810,789
Park Hotels & Resorts, Inc.	2,027,358	19,928,929
Pebblebrook Hotel Trust	1,115,242	15,234,206
RLJ Lodging Trust	1,447,953	14,928,395
Ryman Hospitality Properties, Inc.	461,786	15,783,845
Service Properties Trust	1,394,838	9,415,157
Summit Hotel Properties, Inc.	897,779	5,611,119
Sunstone Hotel Investors, Inc.	2,027,153	17,940,304
Xenia Hotels & Resorts, Inc.	955,414	8,598,726
		214,730,139

Industrial REITs 18.2%
Americold Realty Trust	1,791,051	63,958,431
Duke Realty Corp.	3,361,034	115,888,452
EastGroup Properties, Inc.	376,449	43,762,196
First Industrial Realty Trust, Inc.	1,168,942	44,279,523
Prologis, Inc.	5,906,567	540,450,881
Rexford Industrial Realty, Inc.	1,040,698	41,419,781
		849,759,264

Office REITs 12.2%
Boston Properties, Inc.	1,240,566	106,663,865
Brandywine Realty Trust	1,550,788	14,965,104
Columbia Property Trust, Inc.	997,926	12,703,598
Corporate Office Properties Trust	950,064	23,723,098
Cousins Properties, Inc.	1,251,856	38,957,759
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	1,404,553	41,237,676
Easterly Government Properties, Inc.	634,509	15,907,141
Equity Commonwealth	1,032,079	34,781,062
Franklin Street Properties Corp.	913,628	4,878,773
Highwoods Properties, Inc.	878,025	33,602,017
Hudson Pacific Properties, Inc.	1,311,185	31,691,341
JBG SMITH Properties	998,872	29,696,465
Kilroy Realty Corp.	830,233	47,422,909
Mack-Cali Realty Corp.	767,931	11,680,230
Office Properties Income Trust	408,530	10,331,724
Paramount Group, Inc.	1,774,673	13,682,729
Piedmont Office Realty Trust, Inc., Class A	1,065,750	17,776,710
SL Green Realty Corp.	692,787	29,180,188
Vornado Realty Trust	1,351,857	48,950,742
		567,833,131

Residential REITs 27.0%
American Campus Communities, Inc.	1,173,014	37,888,352
American Homes 4 Rent, Class A	2,158,877	54,490,056
Apartment Investment & Management Co., Class A	1,259,921	46,453,287
AvalonBay Communities, Inc.	1,171,995	182,842,940
Camden Property Trust	824,291	75,480,327
Equity LifeStyle Properties, Inc.	1,559,078	97,130,559
Equity Residential	2,928,056	177,323,071
Essex Property Trust, Inc.	565,955	137,396,895
Front Yard Residential Corp.	413,699	3,102,743
Independence Realty Trust, Inc.	770,701	7,622,233
Invitation Homes, Inc.	4,601,369	121,016,005
Mid-America Apartment Communities, Inc.	988,990	115,078,876
Sun Communities, Inc.	794,732	109,029,283
UDR, Inc.	2,553,628	94,433,164
		1,259,287,791

Retail REITs 9.5%
Acadia Realty Trust	763,969	8,961,356
Brixmor Property Group, Inc.	2,534,812	28,288,502
CBL & Associates Properties, Inc. *	1,478,097	444,020
Federal Realty Investment Trust	600,530	47,988,352
Kimco Realty Corp.	3,576,702	39,737,159
Kite Realty Group Trust	728,507	7,066,518
Pennsylvania Real Estate Investment Trust (a)	502,810	568,175
Regency Centers Corp.	1,422,705	60,877,547
Retail Opportunity Investments Corp.	998,422	9,375,183
Retail Properties of America, Inc., Class A	1,864,510	10,105,644
Retail Value, Inc.	125,388	1,453,247
RPT Realty	685,892	3,957,597
Seritage Growth Properties, Class A *(a)	282,755	2,225,282
Simon Property Group, Inc.	2,605,541	150,339,716
SITE Centers Corp.	1,271,341	7,208,503
Tanger Factory Outlet Centers, Inc. (a)	803,222	4,939,815
Taubman Centers, Inc.	521,275	21,549,509
The Macerich Co. (a)	950,971	6,476,113
Urban Edge Properties	1,007,684	9,824,919

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Washington Prime Group, Inc. (a)	1,574,083	1,008,358
Weingarten Realty Investors	1,026,646	18,356,430
		440,751,945

Specialized REITs 17.5%
CubeSmart	1,914,339	54,482,088
Digital Realty Trust, Inc.	2,079,931	298,594,894
Extra Space Storage, Inc.	1,189,813	115,114,408
Life Storage, Inc.	465,254	45,352,960
National Storage Affiliates Trust	710,290	21,315,803
Public Storage	1,185,286	240,304,884
QTS Realty Trust, Inc., Class A	614,322	42,142,489
		817,307,526
Total Common Stock
(Cost $5,599,592,189)		4,660,266,705

Other Investment Companies 0.4% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (b)	2,455,085	2,455,085

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.12% (b)	14,808,895	14,808,895
Total Other Investment Companies
(Cost $17,263,980)		17,263,980

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/19/20	170	5,168,000	361,631
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,948,709.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,660,266,705	$—	$—	$4,660,266,705
Other Investment Companies[1]	17,263,980	—	—	17,263,980
Futures Contracts[2]	361,631	—	—	361,631
Total	$4,677,892,316	$—	$—	$4,677,892,316
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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